GREAT NORTHERN IRON ORE PROPERTIES
W-1290 First National Bank Building
332 Minnesota Street
Saint Paul, MN 55101-1361
(651) 224-2385
FAX (651) 224-2387

February 24, 2006

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Attention:	Filing Desk, Stop 1-4 CIK #0000043410

Gentlemen:

Commission File No. 1-701

Following is our “Annual Report on Form 10-K” for the year ended December 31, 2005, including Financial Statements and Exhibits, consistent with those of the prior year.

Yours very truly,

/s/   Thomas A. Janochoski

Vice President and Secretary